STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Shares To Be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 23,404,083		$ (23,451,107)	$ (404,572)	$ (451,596)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	20,085,119
Common shares to be issued from exercise of options and warrants			5,000			5,000
Net income and comprehensive income				(22,959)	(738)	(23,697)
Ending balance, value at Dec. 31, 2020		23,404,083	5,000	(23,474,066)	(405,310)	(470,293)
Shares, Outstanding, Ending Balance at Dec. 31, 2020	20,085,119
Net income and comprehensive income				(218,463)	(245)	(218,708)
Ending balance, value at Dec. 31, 2021		23,404,083	5,000	(23,692,529)	(405,555)	(689,001)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	20,085,119
Net income and comprehensive income				477,657	2,353	480,010
Ending balance, value at Dec. 31, 2022		$ 23,404,083	$ 5,000	$ (23,214,872)	$ (403,202)	$ (208,991)
Shares, Outstanding, Ending Balance at Dec. 31, 2022	20,085,119